Investment Portfolioas of June 30, 2026 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 8.8%
Entertainment 1.0%
Netflix, Inc.*	424,716	30,324,723
Walt Disney Co.	211,805	20,386,231
		50,710,954
Interactive Media & Services 7.5%
Alphabet, Inc. "C"	812,627	287,125,498
Meta Platforms, Inc. "A"	143,648	80,915,482
		368,040,980
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.	77,676	13,028,595
Consumer Discretionary 10.1%
Automobiles 2.0%
General Motors Co.	423,091	32,611,854
Tesla, Inc.*	157,062	66,060,277
		98,672,131
Broadline Retail 4.7%
Amazon.com, Inc.*	908,302	216,484,699
Coupang, Inc.*	646,008	11,221,159
		227,705,858
Hotels, Restaurants & Leisure 0.8%
Domino's Pizza, Inc.	41,514	12,289,804
Hyatt Hotels Corp. "A" (a)	139,020	26,947,637
		39,237,441
Household Durables 1.2%
PulteGroup, Inc.	434,221	59,579,463
Leisure Products 0.3%
Hasbro, Inc.	157,993	13,048,642
Specialty Retail 0.5%
TJX Companies, Inc.	166,321	25,197,632
Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica, Inc.*	163,694	18,690,581
NIKE, Inc. "B"	285,296	11,711,401
		30,401,982
Consumer Staples 4.3%
Beverages 0.8%
Constellation Brands, Inc. "A"	172,811	24,036,282
Molson Coors Beverage Co. "B"	431,953	16,828,889
		40,865,171

Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	32,400	30,309,228
Walmart, Inc.	667,925	75,649,186
		105,958,414
Personal Care Products 0.6%
Kenvue, Inc.	1,515,384	28,958,988
Tobacco 0.7%
Philip Morris International, Inc.	181,634	32,859,407
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.*	406,223	14,274,676
Cheniere Energy, Inc.	174,057	41,601,364
Chord Energy Corp.	124,993	14,286,700
Exxon Mobil Corp.	304,813	41,674,033
HF Sinclair Corp.	556,137	38,734,942
		150,571,715
Financials 11.7%
Banks 4.2%
Bank of America Corp.	679,113	38,695,859
JPMorgan Chase & Co.	441,091	144,382,317
Wells Fargo & Co.	263,173	21,748,616
		204,826,792
Capital Markets 4.6%
Ameriprise Financial, Inc.	104,973	48,157,413
Blackstone, Inc.	165,257	19,445,791
Cboe Global Markets, Inc.	181,530	44,051,885
CME Group, Inc.	75,238	16,614,808
Intercontinental Exchange, Inc.	115,953	14,274,974
KKR & Co., Inc.	307,758	28,246,029
S&P Global, Inc.	76,995	31,356,984
The Goldman Sachs Group, Inc.	25,048	25,332,796
		227,480,680
Financial Services 2.5%
Apollo Global Management, Inc.	247,727	29,308,581
Visa, Inc. "A"	266,997	91,604,001
		120,912,582
Insurance 0.4%
Allstate Corp.	85,403	20,320,790
Health Care 8.4%
Biotechnology 4.1%
AbbVie, Inc.	398,769	100,346,230
Amgen, Inc.	188,096	68,113,323
Regeneron Pharmaceuticals, Inc.	55,677	34,716,837
		203,176,390
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	150,512	13,657,459
STERIS PLC	89,302	18,804,322
		32,461,781

Health Care Providers & Services 1.4%
Elevance Health, Inc.	65,589	25,365,234
UnitedHealth Group, Inc.	104,772	43,546,387
		68,911,621
Health Care Technology 0.3%
Veeva Systems, Inc. "A"*	84,560	15,006,863
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	449,162	25,880,715
Johnson & Johnson	78,965	20,054,741
Merck & Co., Inc.	262,116	33,681,906
Zoetis, Inc.	185,091	13,300,639
		92,918,001
Industrials 9.2%
Aerospace & Defense 3.8%
Boeing Co.*	93,159	20,166,129
GE Aerospace	74,472	27,832,421
Howmet Aerospace, Inc.	118,866	31,958,313
Lockheed Martin Corp.	74,349	37,877,841
Rocket Lab Corp.*	257,824	26,207,810
RTX Corp.	226,825	43,035,507
		187,078,021
Building Products 0.5%
Owens Corning	170,583	27,115,874
Commercial Services & Supplies 0.7%
Waste Management, Inc.	162,048	36,117,258
Electrical Equipment 0.5%
Hubbell, Inc.	51,496	26,942,707
Machinery 1.2%
Caterpillar, Inc.	53,233	56,687,822
Marine Transportation 0.9%
Kirby Corp.*	307,923	41,868,290
Passenger Airlines 0.6%
United Airlines Holdings, Inc.*	203,618	27,690,012
Professional Services 1.0%
Automatic Data Processing, Inc.	159,248	35,663,589
Verisk Analytics, Inc.	61,809	11,096,570
		46,760,159
Information Technology 37.5%
Communications Equipment 0.4%
Motorola Solutions, Inc.	50,200	20,847,558
IT Services 0.6%
Cloudflare, Inc. "A"*	108,258	26,553,522
Semiconductors & Semiconductor Equipment 18.9%
Advanced Micro Devices, Inc.*	288,549	167,621,000
Broadcom, Inc.	282,469	106,702,665

Lam Research Corp.	110,613	47,931,931
Micron Technology, Inc.	192,886	222,646,381
MKS, Inc.	52,560	23,378,688
NVIDIA Corp.	1,562,706	312,681,843
QUALCOMM, Inc.	236,139	43,636,126
		924,598,634
Software 9.0%
Adobe, Inc.*	30,856	6,326,097
Fortinet, Inc.*	201,165	30,902,967
Microsoft Corp.	774,240	288,807,005
Oracle Corp.	426,422	62,492,144
Palantir Technologies, Inc. "A"*	61,458	7,170,305
Salesforce, Inc.	166,130	26,025,926
ServiceNow, Inc.*	165,189	16,399,964
		438,124,408
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	1,451,523	420,012,695
Materials 1.7%
Chemicals 0.7%
Albemarle Corp.	189,257	25,555,373
Mosaic Co.	396,060	8,392,511
		33,947,884
Metals & Mining 1.0%
Newmont Corp.	306,661	28,642,137
Nucor Corp.	89,677	19,975,552
		48,617,689
Real Estate 1.7%
Health Care REITs 0.5%
Medical Properties Trust, Inc. (a)	5,030,161	23,239,344
Industrial REITs 0.8%
Prologis, Inc.	289,957	39,280,475
Residential REITs 0.4%
AvalonBay Communities, Inc.	100,627	18,987,308
Utilities 1.8%
Electric Utilities 1.0%
NRG Energy, Inc.	344,325	50,292,110
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	96,179	15,256,875
Multi-Utilities 0.5%
WEC Energy Group, Inc.	200,411	23,401,992
Total Common Stocks (Cost $2,529,599,743)		4,804,273,510

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.484% (b), 2/18/2027 (c) (Cost $4,887,738)	5,000,000	4,879,382

	Shares	Value ($)

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $22,235,564)	22,235,564	22,235,564

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $77,791,746)	77,791,746	77,791,746

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,634,514,791)	100.5	4,909,180,202
Other Assets and Liabilities, Net	(0.5)	(22,809,152)
Net Assets	100.0	4,886,371,050
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
18,717,794	3,517,770 (f)	—	—	—	56,823	—	22,235,564	22,235,564
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.66% (d)
51,430,728	389,613,047	363,252,029	—	—	1,124,555	—	77,791,746	77,791,746
70,148,522	393,130,817	363,252,029	—	—	1,181,378	—	100,027,310	100,027,310

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $37,225,006, which is 0.8% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2026, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $16,014,195.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

At June 30, 2026,  open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2027	Citibank N.A.	60,000,000	(0.40%)	Annually	2,189,488

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,804,273,510	$—	$—	$4,804,273,510
Government & Agency Obligations	—	4,879,382	—	4,879,382
Short-Term Investments (a)	100,027,310	—	—	100,027,310
Derivatives (b)
Total Return Swap Contracts	—	2,189,488	—	2,189,488
Total	$4,904,300,820	$7,068,870	$—	$4,911,369,690

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCEF-PH3